UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Suit 2 Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 Hauppauge NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

  9/30

Date of reporting period:  6/30/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Footprints Discover Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2014

Shares		Fair Value
	COMMON STOCK - 77.1%
	COMPUTERS - 3.6%
84,782	Imation Corp. *	$ 291,650

	DIVERSIFIED FINANCIAL SERVICES - 7.0%
35,248	Doral Financial Corp. *	152,272
78,753	First Marblehead Corp. *	413,453
		565,725
	ELECTRICAL COMPONENTS & EQUIPMENT - 9.4%
470,427	American Superconductor Corp. *	766,796

	INSURANCE - 11.5%
85,000	MBIA, Inc. *	938,400

	MINING - 3.4%
107,700	Molycorp, Inc. *	276,789

	OIL & GAS SERVICES - 7.7%
147,591	ION Geophysical Corp. *	622,834

	RETAIL - 4.5%
40,000	JC Penney Co., Inc. *	362,000

	SEMICONDUCTORS - 30.0%
150,011	AXT, Inc. *	321,024
41,500	Rudolph Technologies, Inc. *	410,020
167,847	Sigma Designs, Inc. *	768,739
79,000	Silicon Image, Inc. *	398,160
24,207	Ultratech, Inc. *#	536,911
		2,434,854

	TOTAL COMMON STOCK ( Cost - $7,899,523)	6,259,048

	PREFERRED STOCK - 5.5%
	INSURANCE - 5.5%
10	MBIA Insurance Corp., 4.72%
	TOTAL PREFERRED STOCK ( Cost - $590,000)	445,000

	SHORT-TERM INVESTMENTS - 15.3%
	MONEY MARKET FUND - 15.3%
1,246,402	Dreyfus Treasury & Agency Cash Management - Institutional Shares, 0.01%+	1,246,402
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,246,402)

	TOTAL INVESTMENTS ( Cost - $9,735,925) (a) - 97.9%	$ 7,950,450
	OPTION CONTRACTS WRITTEN (Premiums Received - $23,491) - (0.3)%	(25,170)
	OTHER ASSETS LESS LIABILITIES - 2.4%	198,574
	NET ASSETS - 100.0%	$ 8,123,854

Footprints Discover Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

Contracts**		Fair Value
CALL OPTION CONTRACTS WRITTEN* - (0.3) %
SEMICONDUCTORS - (0.3) %
(1,678)	Sigma Designs, Inc.
	Expiration August 2014, Exercise Price $5.00	$ (25,170)

	TOTAL CALL OPTION CONTRACTS WRITTEN (Premiums Received - $23,491)	(25,170)

* Non-Income producing security.
** Each written call/put option contract allows the holder to purchase/sell 100 shares of the underlying security from/to the Fund at the stated exercise price.
+ Interest rate reflects seven-day effective yield on June 30, 2014.
# Subject to call option written
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written, is $9,740,631 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost:
$ 37,400
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value:
(1,827,581)
	Net unrealized depreciation	$ (1,790,181)

Footprints Discover Value Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30, 2014

The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2014 for the Fund’s assets measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
Common Stock		$ 6,259,048	$ -	$ -	$ 6,259,048
Preferred Stock		-	-	445,000	$ 445,000
Short-Term Investments		1,246,402	-	-	$ 1,246,402
Total		$ 7,505,450	$ -	$ 445,000	$ 7,950,450

Liabilities		Level 1	Level 2	Level 3	Total
Option Contracts Written		$ 25,170	$ -	$ -	$ 25,170

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It's the Fund's policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:
Preferred Stock
Beginning Balance	$ 515,000
Return of Capital	-
Cost of purchases	-
Proceeds from sales	-
Accrued interest	-
Net Transfers in/out of Level 3	-
Total realized gain (loss)	-
Change in unrealized appreciation (depreciation)*	(70,000)
Ending balance	$ 445,000
*includes change in unrealized depreciation attributable to Level 3 investment still held at June 30, 2014 of $(70,000).

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/28/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

6/28/14

By

*/s/ Brian Curley

        Brian Curley, Treasurer

Date

6/28/14